Board remuneration (Schedule Of Information Concerning All Remuneration From The Company For Services In All Capacities) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Pensions	€ 7,539		€ 21,151		€ 18,945
Share based payment expenses	4,703		23,065		13,452
One-time crisis levy, percentage	16.00%
One-time crisis levy, amount	145		175
One-time crisis levy, threshold	150		150
Management Board [Member] | C.D. Del Prado [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Base compensation	520	[1]	510	[1]	500
Bonuses	527	[1]	177	[1]	339
Pensions	92	[1]	76	[1]	69
Share based payment expenses	506	[1],[2]	398	[1],[2]	182	[2]
Other	60	[1]	59	[1]	56
Board remuneration, Total	1,705	[1]	1,220	[1]	1,146
Management Board [Member] | P.A.M. Van Bommel [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Base compensation	375	[1]	367	[1]	360
Bonuses	391	[1]	144	[1]	233
Pensions	79	[1]	88	[1]	54
Share based payment expenses	418	[1],[2]	325	[1],[2]	141	[2]
Other	45	[1]	59	[1]	46
Board remuneration, Total	€ 1,308	[1]	€ 983	[1]	€ 834

[1]	A one-time crisis levy of 16% as imposed by the Dutch government amounts to €145 (2012: €175 ) in total. This crisis tax levy is payable by the employer and is charged over income of employees exceeding a €150 threshold for both years. These expenses do not form part of the remuneration costs mentioned.
[2]	These amounts represent the vesting expenses related to the financial year.